1933 Act File No. 2-98491
                                                   1940 Act File No. 811-4539

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
                                                                    ------

     Pre-Effective Amendment No.        ..........................

     Post-Effective Amendment No.   24   .........................    X
                                  -------                           ------


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X

     Amendment No.   23   ........................................    X
                   -------
  ------

                               FEDERATED ARMs FUND

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire

                               1001 Liberty Avenue

                            Federated Investors Tower

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
_   on                __ pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a)(i) X on OCTOBER 31, 1999 pursuant to paragraph (a)(i)

    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:            Matthew G. Maloney, Esquire
                      Dickstein Shapiro Morin & Oshinsky LLP

                      2101 L Street, N.W.
                      Washington, D.C.  20037

14

PROSPECTUS

FEDERATED ARMS FUND

INSTITUTIONAL SHARES

A mutual fund seeking to provide current income consistent with minimal volatility of principal by investing at least 65% of its assets in adjustable and floating rate mortgage backed securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem and Exchange Shares
Account and Share Information
Who Manages the Fund?
Last Meeting of Shareholders
Financial Information
Report of Independent Auditors

   October 31, 1999

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income consistent with minimal volatility of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing at least 65% of its assets in adjustable (including floating rate) mortgage backed securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federal credit unions and Federal savings associations, and as an appropriate direct investment for national banks.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o INTEREST RATE RISK. Prices of fixed income securities generally fall when interest rates rise.

o PREPAYMENT RISK. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

o CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o LIQUIDITY RISKS. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade, have complex terms or are not widely held.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Institutional Shares as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2.00% up to 16.00%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998. The percentages noted are: 15.85%, 6.62%, 15.73%, 3.71%, 4.29%, 0.27%, 8.81%, 6.52%, 6.24% and
4.19% respectively.

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Shares total return for the six-month period from January 1, 1999 to June 30, 1999 was 2.37%.

     Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 10.09% (quarter ended June 30, 1989). Its lowest quarterly return was (3.05%) (quarter ended March 31, 1990).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar period ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GBI), the Lehman Brothers Adjustable Rate Mortgage Index (LBARMI), broad-based market indexes and the Lipper Adjustable Rate Mortgage Funds Average (LARMFA, an average of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

                     INSTITUTIONAL

CALENDAR PERIOD      SHARES           LB1-3GBI       LBARMI        LARMFA
1 Year               4.19%

5 Years              5.18%
10 Years             7.13%

Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED ARMS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                 None

Maximum Deferred Sales Charge (Load)
     (as a percentage of original purchase
        price or redemption proceeds, as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested
     Dividends (and other Distributions)
     (as a percentage of offering price).               None
Redemption Fee (as a percentage of amount redeemed, if
     applicable)                                        None
Exchange Fee                                            None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                                   (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee 2                                        0.60%
Distribution (12b-1) Fee 3                              None
Shareholder Services Fee                                0.25%
Other Expenses                                          0.14%
Total Annual Fund Operating Expenses                    0.99%

1 Although not contractually obligated to do so, the Adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended
  August 31, 1999.

  Total Waiver of Fund Expenses                             0.44%
  Total Annual Operating Expenses (after waivers)...........0.55%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.41% for the year ended August 31, 1999.

3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary reduction) was 0.00% for the year ended August 31, 1999.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR                $101
--------------------------------------------

3 YEARS               $315
--------------------------------------------

5 YEARS               $547
--------------------------------------------

10 YEARS                     $1,213
---------------------------------------------------


WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund, under normal circumstances, invests at least 65% of its total assets in adjustable rate mortgage securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. It is anticipated that such a portfolio will generally provide higher current yields than money market securities or alternative investments of comparable credit quality and volatility. While the Fund's net asset value will exhibit greater volatility than that of a money market portfolio, it should exhibit less volatility than a portfolio of fixed-rate mortgages. The Fund may invest up to 35% of its total assets in other U.S. government securities and in investment grade mortgage backed securities issued by non-governmental entities. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy discussion.

Mortgage backed securities generally offer higher yields than comparable U.S. Treasury securities. The extra yield compensates for prepayment risk. Underlying mortgages, which act as collateral for mortgage securities, may, in most cases, be prepaid by homeowners at any time without penalty. One important reason for prepayments is changes in market interest rates from the time of mortgage origination.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment less likely. An important factor in the Adviser's assessment of these characteristics is the Adviser's interest rate outlook. Characteristics that the Adviser may consider in selecting securities include the interest rate formulas of the underlying mortgages, the index upon which the mortgage rate is based, the length of time the underlying mortgages have been outstanding, the prior prepayment history of the mortgages and the federal agencies that securitize the mortgages.

The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

o       current and expected U.S. economic growth;

o       current and expected interest rates and inflation;

o       the Federal Reserve Board monetary policy; and

o       changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

The Adviser may attempt to take advantage of current and potential yield differentials existing from time to time between various government adjustable rate mortgage backed securities in order to increase the Fund's return. In addition, the Adviser may invest up to 35% of the Fund's assets in fixed rate U.S. government mortgage securities, investment grade mortgage backed securities issued by non-governmental entities, or U.S. government securities that are not mortgage backed securities, such as U.S. Treasury securities and U.S. government agency securities, when in the Adviser's judgment, such investment will potentially enhance return or manage risk under current or anticipated economic and market conditions. The Fund may also engage in dollar roll transactions for their potential to enhance income.

The Adviser may use investment grade collateralized mortgage obligations ("CMOs") with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class), to reduce pre-payment risk.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified period of time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund principally invests:

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in "pools" (groups) of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

ADJUSTABLE RATE MORTGAGES

The Fund invests in interests in pools of adjustable rate mortgages, which are known as ARMs. While fixed rate mortgage securities have a stated interest rate, ARMs have periodic adjustments in the interest rate on the underlying mortgages. The adjustable rate feature of the mortgages underlying the ARMs will help to limit sharp movements in the Fund's net asset value in response to normal fluctuations in interest rates. As interest rates on the mortgages underlying ARMs reset periodically (for example, semi-annually or annually), the yields of the ARMs held in the portfolio will gradually adjust to reflect the overall changes in interest rates.

COLLATERALIZED MORTGAGE OBLIGATIONS

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of prepayment risk of CMOs depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

NON-GOVERNMENT MORTGAGE BACKED SECURITIES

Non-government mortgage backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-government mortgage backed securities that are rated BBB or higher by a nationally recognized statistical rating agency.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risk, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price paid by the dealer or bank exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the adviser.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest- bearing securities, the values of mortgage backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial intermediaries, public, and private organizations or individuals, directly or through investment professionals.

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o       Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o    Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number, or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o    directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317

All requests must include:

o    Fund Name and Share Class, account number and account registration;

o    amount to be redeemed and

o    signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days;

o    a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o    to allow your purchase to clear;

o    during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees.

More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANANGERS ARE:

TODD A. ABRAHAM

     Todd A. Abraham has been the Fund's portfolio manager since August 1995. He is Vice President of the Trust. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

KATHLEEN M. FOODY-MALUS

     Kathleen M. Foody-Malus has been the Fund's portfolio manager since January 1992. She is Vice President of the Trust. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's Adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

LAST MEETING OF SHAREHOLDERS

A Special Meeting of the Trust's shareholders was held on June 21, 1999. On April 23, 1999, the record date for shareholders voting at the meeting, there were 46,352,326 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

1.  Election of Trustees:

NAMES               FOR               AGAINST   ABSTENTIONS AND  WITHHELD
                                                                 AUTHORITY TO

                                                BROKER           VOTE
                                                NON-VOTES

Thomas G. Bigley    30,067,640                                   7,423,084
Nicholas P.         30,067,640                                   7,423,084
Constantakis
John F. Cunningham  30,067,640                                   7,423,084
J. Christopher      30,067,640                                   7,423,084
Donohue
Charles F.          30,067,640                                   7,423,084
Mansfield, Jr.

John E. Murray,     30,067,640                                   7,423,084
Jr.
John S. Walsh       30,067,640                                   7,423,084


1. The following Directors of the Trust continued their terms as Directors of the Trust: John F. Donohue, Lawrence D. Ellis, and Marjorie P. Smuts.

2. To ratify the selection of Ernst & Young LLP as the Fund's Independent Auditors.



FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

37,448,755               24,557                17,411


3. To make changes to the Fund's fundamental investment policies.

        a. To amend the Fund's fundamental investment policy regarding diversification.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,639,087               12,060,446            791,191


        b. To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,639,087               12,060,446            791,191


        c. To amend the Fund's fundamental investment policy regarding investments in real estate..

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,639,087               12,060,446            791,191


        d. To amend the Fund's fundamental policy regarding investing in commodities.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,639,087               12,060,446            791,191


        e. To amend the Fund's fundamental investment policy regarding underwriting securities.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,639,087               12,060,446            791,191


        f. To amend the Fund's fundamental investment policy regarding lending by the Fund.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,639,087               12,060,446            791,191


        g. To amend, and to make non-fundamental, the Fund's fundamental investment policy buying securities on margin.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,639,087               12,060,446            791,191


        h. To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,639,087               12,060,446            791,191


        i. To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding investing in illiquid securities.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,639,087               12,060,446            791,191


        j. To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding investing in other investment companies.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,639,087               12,060,446            791,191


        k. To make non-fundamental the Fund's fundamental investment policy regarding investing in adjustable and floating rate mortgage securities.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,639,087               12,060,446            791,191


        l. To make non-fundamental the Fund's fundamental investment policy regarding investing in U.S. government securities.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,639,087               12,060,446            791,191


        m. To make non-fundamental the Trust's fundamental investment policy regarding investing in mortgage related securities.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,639,087               12,060,446            791,191


        n. To make non-fundamental the Fund's fundamental investment policy regarding purchasing collateralized mortgage obligations.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,639,087               12,060,446            791,191



        o. To make non-fundamental the Fund's fundamental investment policy regarding engaging in dollar roll transactions.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,639,087               12,060,446            791,191


        p. To make non-fundamental the Fund's fundamental investment policy regarding engaging in repurchase agreements.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,639,087               12,060,446            791,191


        q. To make non-fundamental the Fund's fundamental investment policy regarding engaging in reverse repurchase agreements.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,639,087               12,060,446            791,191


        r. To make non-fundamental the Fund's fundamental investment policy regarding engaging in securities lending transactions.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,639,087               12,060,446            791,191


        s. To make non-fundamental the Fund's fundamental investment policy regarding engaging in when-issued and delayed delivery transactions.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,639,087               12,060,446            791,191


        t. To make non-fundamental the Fund's fundamental investment policy regarding investing in stripped mortgage securities.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,639,087               12,060,446            791,191


4. To eliminate certain of the Fund's fundamental investment policies.

        a. To remove the Trust's fundamental investment policy on investing in securities of new issuers.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,499,144               12,195,063            796,517


        b. To remove the Trust's fundamental investment policy on selling securities short.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,499,144               12,195,063            796,517


        c. To remove the Trust's fundamental investment policy regarding portfolio trading.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,499,144               12,195,063            796,517






        d. To remove the Trust's fundamental investment policy regarding temporary investments.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,499,144               12,195,063            796,517


5. To approve an amendment and restatement to the Fund's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Fund without seeking shareholder approval.

FOR                      AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                               BROKER NON-VOTES      TO VOTE

24,610,128               12,230,086            650,510



FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

43

FEDERATED ARMS FUND

INSTITUTIONAL SHARES

A Statement of Additional Information (SAI) dated October 31, 1999 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Report to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO. 811-4539
CUSIP 314082108

8100309A-IS (10/99)

PROSPECTUS

FEDERATED ARMS FUND

INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide current income consistent with minimal volatility of principal by investing at least 65% of its assets in adjustable and floating rate mortgage backed securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem and Exchange Shares
Account and Share Information
Who Manages the Fund?
Last Meeting of Shareholders
Financial Information
Report of Independent Auditors

   October 31, 1999

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income consistent with minimal volatility of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing at least 65% of its assets in adjustable (including floating) rate mortgage backed securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federal credit unions and Federal savings associations, and as an appropriate direct investment for national banks.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o INTEREST RATE RISK. Prices of fixed income securities generally fall when interest rates rise.

o PREPAYMENT RISK. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

o CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o LIQUIDITY RISKS. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade, have complex terms or are not widely held.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Institutional Service Shares as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1.00% up to 9.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1998. The percentages noted are: 4.03%, 8.54%, 6.25%, 6.00% and 3.93%
respectively.

The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Service Shares total return for the six-month period from January 1, 1999 to June 30, 1999 was 2.25%.

     Within the  period  shown in the Chart,  the Fund's  Institutional  Service
Shares highest quarterly return was 3.00% (quarter ended March 31, 1995. Its lowest quarterly return was (0.63%) (quarter ended June 30, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar period ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GBI), the Lehman Brothers Adjustable Rate Mortgage Index (LBARMI), broad-based market indexes and the Lipper Adjustable Rate Mortgage Funds Average (LARMFA), an average of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

CALENDAR PERIOD      INSTITUTIONAL    LB1-3GBI       LBARMI        LARMFA
                     SERVICE
                     SHARE

1 Year               3.93%
5 Years              4.92%
Start of             4.80%
Performance1

1 THE FUND'S INSTITUTIONAL SERVICE SHARES START OF PERFORMANCE DATE WAS APRIL 25, 1992.

Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED ARMS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge
(Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price). None Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                                        (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee 2                                          0.60%
Distribution (12b-1) Fee 3                                0.25%
Shareholder Services Fee                                  0.25%
Other Expenses                                            0.14%
Total Annual Fund Operating Expenses                      1.24%
------------------------------------------------------------------------------

1 Although not contractually obligated to do so, the Adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund ACTUALLY

  PAID for the fiscal year ended August 31, 1999.
  Total Waiver of Fund Expenses                           0.44%
  Total Annual Operating Expenses (after waivers).........0.80%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.41% for the year ended August 31, 1999.

3 The distribution (12b-1) fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary reduction) was 0.00% for the year ended August 31, 1999.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR  ..............$126..................
3 YEARS ..............$393..................
5 YEARS ..............$681..................
10 YEARS.....................$1,500.........

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund, under normal circumstances, invests at least 65% of its total assets in adjustable rate mortgage securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. It is anticipated that such a portfolio will generally provide higher current yields than money market securities or alternative investments of comparable credit quality and volatility. While the Fund's net asset value will exhibit greater volatility than that of a money market portfolio, it should exhibit less volatility than a portfolio of fixed-rate mortgages. The Fund may invest up to 35% of its total assets in other U.S. government securities and in investment grade mortgage backed securities issued by non-governmental entities. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy discussion.

Mortgage backed securities generally offer higher yields than comparable U.S. Treasury securities. The extra yield compensates for prepayment risk. Underlying mortgages, which act as collateral for mortgage securities, may, in most cases, be prepaid by homeowners at any time without penalty. One important reason for prepayments is changes in market interest rates from the time of mortgage origination.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment less likely. An important factor in the Adviser's assessment of these characteristics is the Adviser's interest rate outlook. Characteristics that the Adviser may consider in selecting securities include the interest rate formulas of the underlying mortgages, the index upon which the mortgage rate is based, the length of time the underlying mortgages have been outstanding, the prior prepayment history of the mortgages and the federal agencies that securitize the mortgages.

The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

o       current and expected U.S. economic growth;

o       current and expected interest rates and inflation;

o       the Federal Reserve Board monetary policy; and

o       changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

The Adviser may attempt to take advantage of current and potential yield differentials existing from time to time between various government adjustable rate mortgage backed securities in order to increase the Fund's return. In addition, the Adviser may invest up to 35% of the Fund's assets in fixed rate U.S. government mortgage securities, investment grade mortgage backed securities issued by non-governmental entities, or U.S. government securities that are not mortgage backed securities, such as U.S. Treasury securities and U.S. government agency securities, when in the Adviser's judgment, such investment will potentially enhance return or manage risk under current or anticipated economic and market conditions. The Fund may also engage in dollar roll transactions for their potential to enhance income.

The Adviser may use investment grade collateralized mortgage obligations ("CMOs") with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class), to reduce pre-payment risk.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified period of time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund principally invests:

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in "pools" (groups) of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

ADJUSTABLE RATE MORTGAGES

The Fund invests in interests in pools of adjustable rate mortgages, which are known as ARMs. While fixed rate mortgage securities have a stated interest rate, ARMs have periodic adjustments in the interest rate on the underlying mortgages. The adjustable rate feature of the mortgages underlying the ARMs will help to limit sharp movements in the Fund's net asset value in response to normal fluctuations in interest rates. As interest rates on the mortgages underlying ARMs reset periodically (for example, semi-annually or annually), the yields of the ARMs held in the portfolio will gradually adjust to reflect the overall changes in interest rates.

COLLATERALIZED MORTGAGE OBLIGATIONS

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass- through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of prepayment risk of CMOs depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

NON-GOVERNMENT MORTGAGE BACKED SECURITIES

Non-government mortgage backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-government mortgage backed securities that are rated BBB or higher by a nationally recognized statistical rating agency.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risk, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price paid by the dealer or bank exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the adviser.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest- bearing securities, the values of mortgage backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions, credit unions, savings associations and national banks or individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o       Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o    Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number, or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o    directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317 All requests must include:

o       Fund Name and Share Class, account number and account registration;

o       amount to be redeemed and

o       signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days;

o    a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o       to allow your purchase to clear;

o       during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise APPROXIMATELY 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees.

More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANANGERS ARE:

TODD A. ABRAHAM

     Todd A. Abraham has been the Fund's portfolio manager since August 1995. He is Vice President of the Trust. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

KATHLEEN M. FOODY-MALUS

     Kathleen M. Foody-Malus has been the Fund's portfolio manager since January 1992. She is Vice President of the Trust. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's Adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

LAST MEETING OF SHAREHOLDERS

A Special Meeting of the Trust's shareholders was held on June 21, 1999. On April 23, 1999, the record date for shareholders voting at the meeting, there were 46,352,326 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

1.  Election of Trustees:

NAMES               FOR               AGAINST    ABSTENTIONS AND  WITHHELD
                                                                  AUTHORITY TO

                                                 BROKER           VOTE
                                                 NON-VOTES

Thomas G. Bigley    30,067,640                                    7,423,084
Nicholas P.         30,067,640                                    7,423,084
Constantakis
John F. Cunningham  30,067,640                                    7,423,084
J. Christopher      30,067,640                                    7,423,084
Donohue
Charles F.          30,067,640                                    7,423,084
Mansfield, Jr.

John E. Murray,     30,067,640                                    7,423,084
Jr.
John S. Walsh       30,067,640                                    7,423,084

1. The following Directors of the Trust continued their terms as Directors of the Trust: John F. Donohue, Lawrence D. Ellis, and Marjorie P. Smuts.

2. To ratify the selection of Ernst & Young LLP as the Fund's Independent Auditors.

FOR           AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                    BROKER NON-VOTES      TO VOTE

37,448,755    24,557                17,411


3. To make changes to the Fund's fundamental investment policies.

        a. To amend the Fund's fundamental investment policy regarding diversification.

FOR           AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                    BROKER NON-VOTES      TO VOTE

24,639,087    12,060,446            791,191


        b. To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.

FOR          AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                   BROKER NON-VOTES      TO VOTE

24,639,087   12,060,446            791,191


        c. To amend the Fund's fundamental investment policy regarding investments in real estate..

FOR          AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                   BROKER NON-VOTES      TO VOTE

24,639,087   12,060,446            791,191


        d. To amend the Fund's fundamental policy regarding investing in commodities.

FOR           AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                    BROKER NON-VOTES      TO VOTE

24,639,087    12,060,446            791,191


        e. To amend the Fund's fundamental investment policy regarding underwriting securities.

FOR         AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                  BROKER NON-VOTES      TO VOTE

24,639,087  12,060,446            791,191


        f. To amend the Fund's fundamental investment policy regarding lending by the Fund.

FOR            AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                     BROKER NON-VOTES      TO VOTE

24,639,087     12,060,446            791,191


        g. To amend, and to make non-fundamental, the Fund's fundamental investment policy buying securities on margin.

FOR          AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                   BROKER NON-VOTES      TO VOTE

24,639,087   12,060,446            791,191


        h. To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets.

FOR           AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                    BROKER NON-VOTES      TO VOTE

24,639,087    12,060,446            791,191


        i. To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding investing in illiquid securities.

FOR           AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                    BROKER NON-VOTES      TO VOTE

24,639,087    12,060,446            791,191


        j. To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding investing in other investment companies.

FOR           AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                    BROKER NON-VOTES      TO VOTE

24,639,087    12,060,446            791,191


        k. To make non-fundamental the Fund's fundamental investment policy regarding investing in adjustable and floating rate mortgage securities.

FOR          AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                   BROKER NON-VOTES      TO VOTE

24,639,087   12,060,446            791,191


        l. To make non-fundamental the Fund's fundamental investment policy regarding investing in U.S. government securities.

FOR         AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                  BROKER NON-VOTES      TO VOTE

24,639,087  12,060,446            791,191


        m. To make non-fundamental the Trust's fundamental investment policy regarding investing in mortgage related securities.

FOR          AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                   BROKER NON-VOTES      TO VOTE

24,639,087   12,060,446            791,191


        n. To make non-fundamental the Fund's fundamental investment policy regarding purchasing collateralized mortgage obligations.

FOR          AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                   BROKER NON-VOTES      TO VOTE

24,639,087   12,060,446            791,191



        o. To make non-fundamental the Fund's fundamental investment policy regarding engaging in dollar roll transactions.

FOR         AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                  BROKER NON-VOTES      TO VOTE

24,639,087  12,060,446            791,191


        p. To make non-fundamental the Fund's fundamental investment policy regarding engaging in repurchase agreements.

FOR          AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                   BROKER NON-VOTES      TO VOTE

24,639,087   12,060,446            791,191


        q. To make non-fundamental the Fund's fundamental investment policy regarding engaging in reverse repurchase agreements.

FOR           AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                    BROKER NON-VOTES      TO VOTE

24,639,087    12,060,446            791,191


        r. To make non-fundamental the Fund's fundamental investment policy regarding engaging in securities lending transactions.

FOR           AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                    BROKER NON-VOTES      TO VOTE

24,639,087    12,060,446            791,191


        s. To make non-fundamental the Fund's fundamental investment policy regarding engaging in when-issued and delayed delivery transactions.

FOR          AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                   BROKER NON-VOTES      TO VOTE

24,639,087   12,060,446            791,191


        t. To make non-fundamental the Fund's fundamental investment policy regarding investing in stripped mortgage securities.

FOR          AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                   BROKER NON-VOTES      TO VOTE

24,639,087   12,060,446            791,191


4. To eliminate certain of the Fund's fundamental investment policies.

        a. To remove the Trust's fundamental investment policy on investing in securities of new issuers.

FOR            AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                     BROKER NON-VOTES      TO VOTE

24,499,144     12,195,063            796,517


        b. To remove the Trust's fundamental investment policy on selling securities short.

FOR          AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                   BROKER NON-VOTES      TO VOTE

24,499,144   12,195,063            796,517


        c. To remove the Trust's fundamental investment policy regarding portfolio trading.

FOR          AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                   BROKER NON-VOTES      TO VOTE

24,499,144   12,195,063            796,517

        d. To remove the Trust's fundamental investment policy regarding temporary investments.

FOR           AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                    BROKER NON-VOTES      TO VOTE

24,499,144    12,195,063            796,517


5. To approve an amendment and restatement to the Fund's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Fund without seeking shareholder approval.

FOR          AGAINST               ABSTENTIONS AND       WITHHELD AUTHORITY
                                   BROKER NON-VOTES      TO VOTE

24,610,128   12,230,086            650,510

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

FEDERATED ARMS FUND

INSTITUTIONAL SERVICE SHARES

A Statement of Additional Information (SAI) dated October 31, 1999 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Report to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO. 811-4539
CUSIP 314082207

8100309A-SS (10/99)

STATEMENT OF ADDITIONAL INFORMATION

FEDERATED ARMS FUND

INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated ARMS Fund (the "Fund"), dated October 31, 1999. Obtain the prospectuses without charge by calling 1-800-341-7400.

   October 31, 1999

                        CONTENTS
                        How is the Fund Organized?
                        Securities in Which the Fund Invests
                        What do Shares Cost?
                        How is the Fund Sold?
                        Exchanging Securities for Shares
                        Subaccounting Services
                        Redemption in Kind
                        Massachusetts Partnership Law
                        Account and Share Information
                        Tax Information
                        Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                        Who is Federated Investors, Inc.?
                        Financial Information
                        Investment Ratings
                        Addresses

CUSIP 314082108

CUSIP 314082207

8100309B (10/99)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on May 24, 1985.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former Adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields

The following describes the types of fixed income securities in which the Fund invests:

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.

  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Adjustable Rate Mortgages

The fund invests in interests in "pools" (groups) of adjustable rate mortgages, which are known as ARMs. While fixed rate mortgage securities have a stated interest rate, ARMs have periodic adjustments in the interest rate on the underlying mortgages. The adjustable rate feature of the mortgages underlying the ARMs will help to limit sharp movements in the Fund's net asset value in response to normal fluctuations in interest rates. As interest rates on the mortgages underlying ARMs reset periodically (for example, semi-annually or annually), the yields of the ARMs held in the portfolio will gradually adjust to reflect the overall changes in interest rates.

Collateralized Mortgage Obligations

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs and TACs

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

NON-GOVERNMENT MORTGAGE BACKED SECURITIES

Non-government mortgage backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-government mortgage backed securities that are rated BBB or higher by a nationally recognized statistical rating agency.

CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to market risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to market risks and credit risks.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

There are many factors which may effect an investment in the Fund. The Fund's risks are described below:

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest bearing securities, the values of mortgage backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

LIQUIDITY RISKS

o    Trading  opportunities  are more limited for fixed income  securities  that
     have  not  received  any  credit  ratings,   have  received  ratings  below
     investment grade or are not widely held.

o Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.


REGULATORY COMPLIANCE

In accordance with the rules and regulations established by the National Credit Union Administration (NCUA), unless the purchase is made solely to reduce interest-rate risk, the Fund will not invest in any CMO or REMIC security that meets any of the following three tests: (1) the CMO or REMIC has an expected average life greater than 10 years; (2) the average life of the CMO or REMIC extends by more than four years assuming an immediate and sustained parallel shift in the yield curve of plus 300 basis points, or shortens by more than six years assuming an immediately and sustained parallel shift in the yield curve of minus 300 basis points; or (3) the estimated change in the price of the CMO or REMIC is more than 17%, due to an immediate and sustained parallel shift in the yield curve of plus or minus 300 basis points.

  Neither test (1) nor (2) above apply to floating or adjustable rate CMOs or REMICs with all of the following characteristics: (a) the interest rate of the instrument is reset at least annually; (b) the interest rate is below the contractual cap of the instrument; (c) the instrument is tied to a widely used market rate; and (d) the instrument varies directly (no inversely) and is reset in proportion with the index's changes.

  The Fund may not purchase a residual interest in CMO or REMIC. In addition, the Fund will not purchase zero coupon securities with maturities greater than 10 years.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to pursue current income with minimal volatility of principal. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF DIRECTORS (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

BUYING ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

STRIPPED MORTGAGE SECURITIES

The Fund will not invest in stripped mortgage securities, including securities which represent a share of only the interest payments or only the principal payments from underlying mortgage related securities.

RELATED POLICY INFORMATION

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

As a non-fundamental operating policy, for purposes of the foregoing policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transaction and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

PORTFOLIO TURNOVER

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. For the fiscal years ended August 31, 1998, and 1997, the portfolio turnover rates were 56% and 84%, respectively.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

        for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

        for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.

As of XXXXX, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of [DATE], the Fund's Board and Officers as a group owned [approximately # (___%)] [less than 1%] of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. A pound sign (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



NAME                                                                        AGGREGATE       TOTAL
BIRTH DATE                                                                  COMPENSATION    COMPENSATION
ADDRESS                    PRINCIPAL OCCUPATIONS                            FROM FUND       FROM FUND
POSITION WITH FUND         FOR PAST FIVE YEARS                                              AND FUND COMPLEX


JOHN F. DONAHUE*+          Chief Executive Officer and Director or                     $0   $0 for the Fund and
Birth Date: July 28,       Trustee of the Federated Fund Complex;                           54 other investment
1924                       Chairman and Director, Federated Investors,                      companies in the
Federated Investors        Inc.; Chairman and Trustee, Federated                            Fund Complex
Tower                      Investment Management Company; Chairman and
1001 Liberty Avenue        Director, Federated Investment Counseling,
Pittsburgh, PA             and Federated Global Investment Management
CHAIRMAN AND TRUSTEE       Corp.; Chairman, Passport Research, Ltd.

THOMAS G. BIGLEY           Director or Trustee of the Federated Fund            $1,417.96   $113,860.22 for the
Birth Date: February 3,    Complex; Director, Member of Executive                           Fund and 54 other
1934                       Committee, Children's Hospital of Pittsburgh;                    investment
15 Old Timber Trail        Director, Robroy Industries, Inc. (coated                        companies in the
Pittsburgh, PA             steel conduits/computer storage equipment);                      Fund Complex
TRUSTEE                    formerly: Senior Partner, Ernst & Young LLP;
                           Director, MED 3000 Group, Inc. (physician
                           practice management); Director, Member of
                           Executive Committee, University of Pittsburgh.

JOHN T. CONROY, JR.        Director or Trustee of the Federated Fund            $1,559.99   $125,264.48 for the
Birth Date: June 23,       Complex; President, Investment Properties                        Fund and 54 other
1937                       Corporation; Senior Vice President,                              investment ompanies
Wood/Commercial Dept.      John R. Wood and Associates, Inc., Realtors;                     in the Fund Complex
John R. Wood               Partner or Trustee in private real estate
Associates, Inc.           ventures in Southwest Florida; formerly:
Realtors                   President, Naples Property Management, Inc.
3255 Tamiami Trail         and Northgate Village Development Corporation.
North

Naples, FL

TRUSTEE

NICHOLAS CONSTANTAKIS      Director or Trustee of the Federated Fund            $1,056.13   $47,958.02 for the
Birth Date: September      Complex; formerly: Partner, Andersen                             Fund and

3, 1939                    Worldwide SC.                                                    29 other investment
175 Woodshire Drive                                                                         companies in the
Pittsburgh, PA                                                                              Fund Complex

TRUSTEE

JOHN F. CUNNINGHAM         Director or Trustee of some of the Federated                $0   $0 for the Fund and
Birth Date: March 5,       Fund Complex; Chairman, President and Chief                      40 other investment
1943                       Executive Officer, Cunningham & Co., Inc.                        companies in the
353 El Brillo Way          (strategic business consulting) ; Trustee                        Fund Complex
Palm Beach, FL             Associate, Boston College; Director, EMC
TRUSTEE                    Corporation (computer storage systems);
                           formerly: Director, Redgate Communications.

                           Previous Positions: Chairman of the Board and
                           Chief Executive Officer, Computer Consoles,
                           Inc.; President and Chief Operating Officer,
                           Wang Laboratories; Director, First National
                           Bank of Boston; Director, Apollo Computer,

                           Inc.

LAWRENCE D. ELLIS, M.D.*   Director or Trustee of the Federated Fund            $1,417.96   $113,860.22 for the
Birth Date: October 11,    Complex; Professor of Medicine, University of                    Fund and
1932                       Pittsburgh; Medical Director, University of                      54 other investment
3471 Fifth Avenue          Pittsburgh Medical Center - Downtown;                            companies in the
Suite 1111                 Hematologist, Oncologist, and Internist,                         Fund Complex
Pittsburgh, PA             University of Pittsburgh Medical Center;
TRUSTEE                    Member, National Board of Trustees, Leukemia
                           Society of America.

PETER E. MADDEN            Director or Trustee of the Federated Fund            $1,417.96   $113,860.22 for the
Birth Date: March 16,      Complex; formerly: Representative,                               Fund and
1942                       Commonwealth of Massachusetts General Court;                     54 other investment
One Royal Palm Way         President, State Street Bank and Trust                           companies in the
100 Royal Palm Way         Company and State Street Corporation.                            Fund Complex
Palm Beach, FL

TRUSTEE                    Previous Positions: Director, VISA USA and
                           VISA International; Chairman and Director,
                           Massachusetts Bankers Association; Director,
                           Depository Trust Corporation; Director, The
                           Boston Stock Exchange.

CHARLES F. MANSFIELD,      Director or Trustee of some of the Federated                $0   $0 for the Fund and
JR.                        Fund Complex; Management Consultant.                             43  other
Birth Date: April 10,                                                                       investment
1945                       Previous Positions: Chief Executive Officer,                     companies in the
80 South Road              PBTC International Bank; Partner, Arthur                         Fund Complex

Westhampton Beach, NY      Young & Company (now Ernst & Young LLP);
                           Chief Financial Officer of Retail Banking

TRUSTEE                    Sector, Chase Manhattan Bank; Senior Vice
                           President, Marine Midland Bank; Vice
                           President, Citibank; Assistant Professor of
                           Banking and Finance, Frank G. Zarb School of
                           Business, Hofstra University.

JOHN E. MURRAY, JR.,       Director or Trustee of the Federated Fund            $1,417.96   $113,860.22 for the
J.D., S.J.D.               Complex; President, Law Professor, Duquesne                      Fund and 54 other
Birth Date: December       University; Consulting Partner, Mollica &                        investment
20, 1932                   Murray; Director, Michael Baker Corp.                            companies in the
President, Duquesne        (engineering, construction, operations, and                      Fund Complex
University                 technical services).
Pittsburgh, PA

TRUSTEE                    Previous Positions: Dean and Professor of
                           Law, University of Pittsburgh School of Law;
                           Dean and Professor of Law, Villanova
                           University School of Law.

MARJORIE P. SMUTS          Director or Trustee of the Federated Fund            $1,417.96   $113,860.22 for the
Birth Date: June 21,       Complex; Public                                                  Fund and 54 other
1935                       Relations/Marketing/Conference Planning.                         investment
4905 Bayard Street                                                                          companies in the
Pittsburgh, PA             Previous Positions: National Spokesperson,                       Fund Complex
TRUSTEE                    Aluminum Company of America; television
                           producer; business owner.

JOHN S. WALSH              Director or Trustee of some of the Federated                $0   $0 for the Fund and
Birth Date: November       Fund Complex; President and Director, Heat                       41 other investment
28, 1957                   Wagon, Inc. (manufacturer of construction                        companies in the
2007 Sherwood Drive        temporary heaters); President and Director,                      Fund Complex
Valparaiso, IN             Manufacturers Products, Inc. (distributor of
TRUSTEE                    portable construction heaters); President,
                           Portable Heater Parts, a division of
                           Manufacturers Products, Inc.; Director, Walsh
                           & Kelly, Inc. (heavy highway contractor);
                           formerly: Vice President, Walsh & Kelly, Inc.

GLEN R. JOHNSON            Trustee, Federated Investors, Inc.; staff                   $0   $0 for the Fund and
Birth Date: May 2, 1929    member, Federated Securities Corp.                               8 other investment
Federated Investors                                                                         companies
Tower                                                                                       in the Fund Complex
1001 Liberty Avenue
Pittsburgh, PA
PRESIDENT

J. CHRISTOPHER DONAHUE+*   President or Executive Vice President of the                $0   $0 for the Fund and
 Birth Date: April 11,     Federated Fund Complex; Director or Trustee                      16 other investment
1949                       of some of the Funds in the Federated Fund                       companies in the
Federated Investors        Complex; President and Director, Federated                       Fund Complex
Tower                      Investors, Inc.; President and Trustee,

1001 Liberty Avenue        Federated Investment Management Company;
Pittsburgh, PA             President and Director, Federated Investment
TRUSTEE AND EXECUTIVE      Counseling and Federated Global Investment
VICE PRESIDENT             Management Corp.; President, Passport

                           Research, Ltd.; Trustee, Federated
                           Shareholder Services Company; Director,
                           Federated Services Company.





EDWARD C. GONZALES         Trustee or Director of some of the Funds in                 $0   $0 for the Fund and
Birth Date: October 22,    the Federated Fund Complex; President,                           1 other investment
1930                       Executive Vice President and Treasurer of                        company
Federated Investors        some of the Funds in the Federated Fund                          in the Fund Complex
Tower                      Complex; Vice Chairman, Federated Investors,
1001 Liberty Avenue        Inc.; Vice President, Federated Investment
Pittsburgh, PA             Management Company  and Federated Investment
EXECUTIVE VICE PRESIDENT   Counseling, Federated Global Investment
                           Management Corp. and Passport Research, Ltd.;
                           Executive Vice President and Director,
                           Federated Securities Corp.; Trustee,
                           Federated Shareholder Services Company.

JOHN W. MCGONIGLE          Executive Vice President and Secretary of the               $0   $0 for the Fund and
Birth Date: October 26,    Federated Fund Complex; Executive Vice                           54 other investment
1938                       President, Secretary, and Director, Federated                    companies in the
Federated Investors        Investors, Inc.; Trustee, Federated                              Fund Complex
Tower Investment Management Company; Director, 1001 Liberty Avenue Federated
Investment Counseling and Federated Pittsburgh, PA Global Investment Management
Corp.; Director, EXECUTIVE VICE Federated Services Company; Director, PRESIDENT
AND SECRETARY Federated Securities Corp.

RICHARD J. THOMAS          Treasurer of the Federated Fund Complex; Vice               $0   $0 for the Fund and
Birth Date: June 17,       President - Funds Financial Services                             54 other investment
1954                       Division, Federated Investors, Inc.;                             companies in the
Federated Investors        formerly: various management positions within                    Fund Complex
Tower                      Funds Financial Services Division of

1001 Liberty Avenue        Federated Investors, Inc.
Pittsburgh, PA

TREASURER

RICHARD B. FISHER          President or Vice President of some of the                  $0   $0 for the Fund and
 Birth Date: May 17,       Funds in the Federated Fund Complex; Director                    6 other investment
1923                       or Trustee of some of the Funds in the                           companies
Federated Investors        Federated Fund Complex; Executive Vice                           in the Fund Complex

Tower                      President, Federated Investors, Inc.;
1001 Liberty Avenue        Chairman and Director, Federated Securities

Pittsburgh, PA             Corp.

VICE PRESIDENT

WILLIAM D. DAWSON, III     Chief Investment Officer of this Fund and                   $0   $0 for the Fund and
Birth Date: March 3,       various other Funds in the Federated Fund                        41 other investment
1949                       Complex; Executive Vice President, Federated                     companies in the
Federated Investors        Investment Counseling, Federated Global                          Fund Complex
Tower                      Investment Management Corp., Federated
1001 Liberty Avenue        Investment Management Company and Passport
Pittsburgh, PA             Research, Ltd.; Registered Representative,
CHIEF INVESTMENT OFFICER   Federated Securities Corp.; Portfolio

                           Manager, Federated Administrative Services; Vice
                           President, Federated Investors, Inc.; formerly:
                           Executive Vice President and Senior Vice President,
                           Federated Investment Counseling Institutional
                           Portfolio Management Services Division; Senior Vice
                           President, Federated Investment Management Company and Passport Research, Ltd.

TODD A. ABRAHAM            Todd A. Abraham has been the Fund's portfolio               $0   $0 for the Fund and
Birth Date: February       manager since August 1995.  He is Vice                           1 other investment
10, 1966                   President of the Fund.  Mr. Abraham has been                     company
Federated Investors        a Portfolio Manager since 1995 and a Vice                        in the Fund Complex
Tower                      President of the Fund's investment adviser
1001 Liberty Avenue        since 1997.  Mr. Abraham joined Federated in
Pittsburgh, PA             1993 as an Investment Analyst and served as
VICE PRESIDENT             Assistant Vice President from 1995 to 1997.
                           Mr. Abraham is a Chartered Financial Analyst
                           and received his M.B.A. in Finance from
                           Loyola College.



+ MR. DONAHUE IS THE FATHER OF J. CHRISTOPHER DONAHUE, EXECUTIVE VICE PRESIDENT AND TRUSTEE OF THE FUND.

++MESSRS. CUNNINGHAM, MANSFIELD AND WALSH BECAME MEMBERS OF THE BOARD OF TRUSTEES/DIRECTORS ON JANUARY 1, 1999, JULY 1, 1999 AND .JANUARY 1, 1999, RESPECTIVELY. THEY DID NOT EARN ANY FEES FOR SERVING THE FUND COMPLEX SINCE THESE FEES ARE REPORTED AS OF THE END OF THE LAST CALENDAR YEAR. THEY DID NOT RECEIVE ANY FEES AS OF THE FISCAL YEAR END OF THE FUND.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE          AVERAGE AGGREGATE DAILY NET ASSETS OF
FEE                             THE FEDERATED FUNDS
0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR/PERIOD ENDED

AUGUST 31                        1999           1998                    1997

Advisory Fee Earned                 $     $3,325,847              $3,977,723
Advisory Fee Reduction              $     $1,037,318              $1,270,395
Brokerage Commissions              $0             $0                      $0
Administrative Fee                  $       $418,154                $500,691
12b-1 Fee
 Institutional Service Shares       $           ----                    ----
Shareholder Services Fee
  Institutional Share               $           ----                    ----
  Institutional Service Shares      $           ----                    ----

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year , five-year and ten-year periods ended August 31, 1999.

Yield given for the 30-day period ended August 31, 1999.

                          30-DAY PERIOD       1 Year      5 Years    10 Years
INSTITUTIONAL SHARES

Total Return
Yield


             30-DAY PERIOD       1 Year      5 Years    Start of Performance on
                                                                4/25/92
INSTITUTIONAL

SERVICE SHARES

Total Return
Yield


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

        LEHMAN BROTHERS ADJUSTABLE RATE MORTGAGE FUNDS AVERAGE is comprised of all agency guaranteed securities with coupons that periodically adjust over a spread of a published index.

        LEHMAN BROTHERS 1-3 YEAR GOVERNMENT INDEX is comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year and maximum maturity of 2.9 years are included.

        LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "U.S. Mortgage Funds" category in advertising and sales literature.

        MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated manages 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated

advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended August 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Federated ARMS Fund dated August 31, 1999.

(To be filed by amendment.)

INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

ADDRESSES

FEDERATED ARMS FUND

Institutional Shares

Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.     OTHER INFORMATION.

Item 23.         EXHIBITS:

                 (a)  (i)           Conformed copy of Declaration of Trust of
                                    the Registrant; (16)
                      (ii)          Conformed copy of Amendment No. 1 to the
                                    Declaration of Trust of the Registrant;(16)
                      (iii)         Conformed copy of Amendment No. 2 to the
                                    Declaration of Trust of the Registrant; (16)
                      (iv)          Conformed copy Amended and Restated
                                    Declaration of Trust of the Registrant; (14)
                 (b)  (i)           Copy of By-Laws of the Registrant as
                                    Restated and Amended; (16)
                      (ii)          Copy of Restated and Amended By-Laws of the
                                    Registrant; (14)
                      (iii)         Copy of Amendment No. 5 to the By-Laws of
                                    the Registrant; (19)
                      (iv)          Copy of Amendment No. 6 to the By-Laws of
                                    the Registrant; (19)
                      (v)           Copy of Amendment No. 7 to the By-Laws of
                                    the Registrant; (19)
                      (vi)          Copy of Amendment No. 8 to the By-Laws of
                                    the Registrant; (19)

                 (c)                Copy of Specimen Certificate for Shares of
                                    Beneficial Interest of the Registrant; (15)
                 (d)                Conformed copy of Investment Advisory
                                    Contract of the Registrant; (9)
                 (e)  (i)           Conformed copy of Distributor's Contract of
                                    the Registrant; (14)
                      (ii)          Conformed copy of Exhibit A to Distributor's
                                    Contract of the Registrant; (16)
                      (iii)         The Registrant hereby incorporates the
                                    conformed copy of the specimen Mutual Funds
                                    Sales and Service Agreement; Mutual Funds
                                    Service Agreement; and Plan Trustee/Mutual
                                    Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration
                                    Statement on Form N-1A filed with the
                                    Commission on July 24, 1995.
                                    (File Nos. 33-38550 and 811-6269);
                 (f)                Not applicable;

                 (g)  (i)           Conformed copy of Custodian Contract of
                                    the Registrant; (16)
                      (ii)          Conformed copy of Custodian Fee
                                    Schedule; (19)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed August 24, 1989. (File Nos. 2-98491 and 811-4539).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 22, 1992. (File Nos. 2-98491 and 811-4539).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed October 25, 1993. (File Nos. 2-98491 and 811-4539).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed October 26, 1994. (File Nos. 2-98491 and 811-4539).

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed October 29, 1998. (File Nos. 2-98491 and 811-4539).

                 (h)  (i)           Conformed copy of Agreement for Fund
                                    Accounting Services, Administrative
                                    Services, Shareholder Transfer Agency
                                    Services and Custody Services Procurement of the Registrant; (17)

                      (ii) The responses described in Item 24(b)(6) are hereby incorporated by reference;

                      (iii) Conformed copy of Amended and restated Shareholder Services Agreement of the Registrant; (19)

                      (iv)          The Registrant hereby incorporates by
                                    reference the conformed copy of the
                                    Shareholder Services Sub-Contract between
                                    Fidelity and Federated Shareholder Services
                                    from Item 24(b)(9)(iii) of Federated GNMA
                                    Trust Registration Statement on Form N-1A,
                                    filed with the Commission on March 25, 1996.
                                    (File Nos. 2-75670 and 811-3375).
                 (i)                Conformed copy of Opinion and Consent of
                                    Counsel as to legality of shares being
                                    registered; (16)
                 (j)                Conformed copy of Consent of Independent
                                    Auditors; (19)
                 (k)                Not applicable;
                 (l)                Conformed copy of Initial Capital
                                    Understanding; (16)
                 (m)  (i)           Conformed copy of Rule 12b-1 Distribution
                                    Plan of the Registrant; (14)
                      (ii)          The responses described in Item 24(b)(6)
                                    are hereby incorporated by reference;

                 (n) Copy of Financial Data Schedules; (not included per footnote 60 of
                                    Release No. 33-7684).
                 (o) The Registrant hereby incorporates the conformed copy of specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996.
                                    (File Nos. 33-52149 and 811-07141).

                 (p)  (i)           Conformed copy of Power of Attorney of the
                                    Registrant; +

                      (ii) Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; +
                      (iii) Conformed copy of Power of Attorney of Trustee of the Registrant; +


+       All exhibits have been file electronically.

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 22, 1992. (File Nos. 2-98491 and 811-4539).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed October 26, 1994. (File Nos. 2-98491 and 811-4539).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed October 24, 1996. (File Nos. 2-98491 and 811-4539).

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed October 29, 1998. (File Nos. 2-98491 and 811-4539).

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:

               None

Item 25.       INDEMNIFICATION:   (12)

Item 26.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

               For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part
               A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

               The remaining Officers of the investment adviser are:

               Executive Vice Presidents:             William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

               Senior Vice Presidents:                Joseph M. Balestrino
                                                      David A. Briggs
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Michael P. Donnelly
                                                      Mark E. Durbiano
                                                      Jeffrey A. Kozemchak
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski

               Vice Presidents:                       Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      G. Andrew Bonnewell
                                                      Micheal W. Casey
                                                      Robert E. Cauley
                                                      Kenneth J. Cody
                                                      Alexandre de Bethmann
                                                      B. Anthony Delserone, Jr.
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      Edward C. Gonzales
                                                      James E. Grefenstette
                                                      Marc Halperin
                                                      Patricia L. Heagy
                                                      Susan R. Hill

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed December 27, 1991. (File Nos. 2-98491 and 811-4539).

                                                      William R. Jamison
                                                      Constantine J. Kartsonas
                                                      Stephen A. Keen
                                                      Robert M. Kowit
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      William M. Painter
                                                      Jeffrey A. Petro
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Michael W. Sirianni, Jr.
                                                      Christopher Smith
                                                      Tracy P. Stouffer
                                                      Edward J. Tiedge
                                                      Peter Vutz
                                                      Paige M. Wilhelm
                                                      George B. Wright
                                                      Jolanta M. Wysocka

               Assistant Vice Presidents:             Nancy J. Belz
                                                      Lee R. Cunningham, II
                                                      James H. Davis, II
                                                      Jacqueline A. Drastal
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      Gary E. Farwell
                                                      Eamonn G. Folan
                                                      John T. Gentry
                                                      John W. Harris
                                                      Nathan H. Kehm
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Natalie F. Metz
                                                      Joseph M. Natoli
                                                      Ihab Salib
                                                      James W. Schaub
                                                      John Sheehy
                                                      Matthew K. Stapen
                                                      Diane Tolby
                                                      Timothy G. Trebilcock
                                                      Leonardo A. Vila
                                                      Steven J. Wagner
                                                      Lori A. Wolff

               Secretary:                             G. Andrew Bonnewell

               Treasurer:                             Thomas R. Donahue

               Assistant Secretaries:                 Thomas R. Donahue
                                                      Richard B. Fisher

               Assistant Treasurer:                   Richard B. Fisher

               The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.       PRINCIPAL UNDERWRITERS:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

               (b)


           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT


Richard B. Fisher                   Chairman, Chief Executive             Vice President
Federated Investors Tower           Officer, Chief Operating
1001 Liberty Avenue                 Officer, Asst. Secretary

Pittsburgh, PA 15222-3779           and Asst. Treasurer,
                                    Federated Securities Corp.

Arthur L. Cherry                    Director                                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales                --
Federated Investors Tower           and Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Thomas R. Donahue                   Director, Assistant Secretary                --
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer and                  --
Federated Investors Tower           Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward C. Gonzales                  Executive Vice President              Executive Vice
Federated Investors Tower           Federated Securities Corp.            President
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                        Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Christopher A. Layton               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Matthew S. Hardin                   Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross                      Assistant Secretary,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


            (c)         Not applicable

Item 28.       LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                           Federated Investors Tower
                                                     1001 Liberty Avenue
                                                     Pittsburgh, PA 15222-3779

     (Notices should be sent to the Agent for service at the above address)

                                                     Federated Investors Funds
                                                     5800 Corporate Drive
                                                     Pittsburgh, PA 15237-7000

Federated Shareholder Services Company               P.O. Box 8600
("Transfer Agent and Dividend                        Boston, MA 02266-8600

Disbursing Agent)

Federated Services Company                           Federated Investors Tower
("Administrator")                                    1001 Liberty Avenue

                                                     Pittsburgh, PA  15222-3779

Federated Investment Management Company              Federated Investors Tower
("Adviser")                                          1001 Liberty Avenue

                                                     Pittsburgh, PA  15222-3779

State Street Bank and Trust Company                  P.O. Box 8600
("Custodian")                                        Boston, MA 02266-8600

Item 29.       MANAGEMENT SERVICES:  Not applicable.

Item 30........UNDERTAKINGS:

               Registrant hereby undertakes to comply with the provisions of
               Section 16(c) of the 1940 Act with respect to removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED ARMs FUND, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of August, 1999.

                        FEDERATED INCOME SECURITIES TRUST

                      BY: /s/ C. Grant Anderson
                      C. Grant Anderson, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      August 26, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                   DATE

By:  /s/ C. Grant Anderson
     C. Grant Anderson                   Attorney In Fact       August 26, 1999
     ASSISTANT SECRETARY                 For the Persons

                                         Listed Below

     NAME                                   TITLE

John F. Donahue*                            Chairman and Trustee
                                            (Chief Executive Officer)

William D. Dawson, III*                     Chief Investment Officer

Glen R. Johnson*                            President

Richard J. Thomas*                          Treasurer
                                            (Principal Financial and
                                            Accounting Officer)

Thomas G. Bigley*                           Trustee

John T. Conroy, Jr.*                        Trustee

Nicholas P. Constantakis*                   Trustee

John F. Cunningham*                         Trustee

Lawrence D. Ellis, M.D.*                    Trustee

Peter E. Madden*                            Trustee

John E. Murray, Jr., J.D., S.J.D.*          Trustee

Marjorie P. Smuts*                          Trustee

* By Power of Attorney